UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

This report on Form N-Q relates solely to the Registrant’s Growth Portfolio, High Income Portfolio, Overseas Portfolio, Value Portfolio and VIP Floating Rate High Income Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

September 30, 2015

1.9859334.101
VIPFHI-QTLY-1115

Investments September 30, 2015

Showing Percentage of Net Assets

Bank Loan Obligations - 80.8%(a)
	Principal Amount	Value
Aerospace - 1.4%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$495,005	$487,580
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (b)	879,121	867,192
Tranche D, term loan 3.75% 6/4/21 (b)	459,188	453,039

TOTAL AEROSPACE		1,807,811

Air Transportation - 0.2%
Landmark Worldwide Tranche 1LN, term loan 4.75% 10/25/19 (b)	241,846	239,730
Automotive & Auto Parts - 0.9%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	740,865	670,483
Tranche 2LN, term loan 10% 11/27/21 (b)	500,000	449,375

TOTAL AUTOMOTIVE & AUTO PARTS		1,119,858

Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9436% 1/30/19 (b)	500,000	413,750
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	496,250	493,769
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3.5% 7/31/21 (b)	249,375	247,038

TOTAL BROADCASTING		1,154,557

Building Materials - 1.5%
Beacon Roofing Supply, Inc. Tranche B, term loan 9/25/22 (c)	500,000	498,540
Builders FirstSource, Inc. Tranche 1LN, term loan 6% 7/31/22 (b)	275,000	272,423
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	248,741	242,316
Jeld-Wen, Inc. Tranche B, term loan 5% 7/1/22 (b)	125,000	124,454
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	250,000	243,438
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (b)	310,625	311,402
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (b)	249,371	247,035

TOTAL BUILDING MATERIALS		1,939,608

Cable/Satellite TV - 2.5%
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	492,443	485,982
Tranche I, term loan 3.5% 1/24/23 (b)	625,000	621,225
CSC Holdings LLC Tranche B, term loan 9/25/22 (c)	500,000	496,750
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (b)	250,000	242,033
Tranche 2LN, term loan 7.75% 7/7/23 (b)	240,000	234,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	321,941	319,662
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	278,521	276,549
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (b)	504,991	497,103

TOTAL CABLE/SATELLITE TV		3,173,304

Capital Goods - 0.7%
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (b)	218,350	218,531
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	443,087	441,886
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (b)	226,868	213,823

TOTAL CAPITAL GOODS		874,240

Chemicals - 2.7%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	194,513	193,540
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (b)	20,000	20,075
Tranche B 1LN, term loan 4.5417% 6/12/21 (b)	61,082	60,980
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (b)	164,141	162,910
Chromaflo Technologies Corp. Tranche B 1LN, term loan 4.5% 12/2/19 (b)	373,101	359,109
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (b)	372,188	370,327
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	497,500	494,600
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (b)	248,125	240,991
OCI Beaumont, LLC Tranche B 3LN, term loan 5.5% 8/20/19 (b)	249,368	251,862
Orion Engineered Carbons GMBH Tranche B, term loan 5% 7/25/21 (b)	495,000	494,589
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	234,413	233,065
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	100,000	99,583
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	169,575	168,020
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.25% 3/19/20 (b)	259,337	225,825
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	135,000	132,278

TOTAL CHEMICALS		3,507,754

Consumer Products - 1.1%
At Home Holding III, Inc. Tranche B 1LN, term loan 5% 6/3/22 (b)	124,688	123,752
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	744,375	746,050
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (b)	248,120	245,825
Spectrum Brands Holdings, Inc. Tranche B, term loan 3.8171% 6/23/22 (b)	317,308	318,146

TOTAL CONSUMER PRODUCTS		1,433,773

Containers - 4.5%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (b)	443,183	443,178
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	244,389	243,091
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	250,000	244,220
Tranche B 1LN, term loan 4.5% 10/1/21 (b)	495,000	492,525
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	859,167	852,414
Tranche F, term loan 9/17/22 (c)	375,000	374,003
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	814,688	811,380
Charter NEX U.S. Holdings, Inc. Tranche B 1LN, term loan 5.25% 2/5/22 (b)	240,116	241,460
Consolidated Container Co. Tranche 2LN, term loan 7.75% 1/3/20 (b)	1,000,000	840,000
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	120,000	120,036
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	15,000	14,981
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.5% 9/1/22 (b)	374,063	374,998
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	148,806	147,504
Tekni-Plex, Inc.:
Tranche 1LN, term loan 4.5% 6/1/22 (b)	448,875	446,631
Tranche 2LN, term loan 8.75% 6/1/23 (b)	125,000	124,375

TOTAL CONTAINERS		5,770,796

Diversified Financial Services - 1.6%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	235,000	234,046
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	240,132	237,882
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	500,000	499,220
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (b)	278,600	265,598
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (b)	297,519	297,445
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	497,475	491,878

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,026,069

Energy - 4.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	740,483	733,078
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (b)	223,895	222,216
Chelsea Petroleum Products I LLC Tranche B, term loan 7/22/22 (c)	250,000	246,563
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	178,816	175,799
CPI Acquisition, Inc. Tranche B, term loan 6.75% 8/17/22 (b)	250,000	247,500
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	491,789	436,055
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	297,000	196,763
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	443,564	414,732
Tranche C, term loan 5.25% 3/14/21 (b)	32,532	30,418
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	190,905	154,394
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (b)	150,000	41,250
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (b)	157,600	101,258
MRC Global, Inc. Tranche B, term loan 4.75% 11/9/19 (b)	337,106	328,398
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	123,438	122,049
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	495,156	445,640
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	134,325	131,974
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	152,669	92,110
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	407,950	395,712
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (b)	374,063	362,841
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (b)	348,659	348,007

TOTAL ENERGY		5,226,757

Entertainment/Film - 0.2%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	135,000	134,873
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	50,000	49,063
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (b)	109,725	109,724

TOTAL ENTERTAINMENT/FILM		293,660

Environmental - 0.8%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	474,121	466,564
Metal Services LLC Tranche B, term loan 6% 6/30/17 (b)	248,191	244,883
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (b)	250,000	245,795

TOTAL ENVIRONMENTAL		957,242

Food & Drug Retail - 3.4%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (b)	243,750	243,479
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	1,484,052	1,483,132
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	492,375	487,451
GOBP Holdings, Inc. Tranche B 1LN, term loan 4.75% 10/21/21 (b)	461,736	460,005
Performance Food Group, Inc. Tranche 2LN, term loan 6.753% 11/14/19 (b)	734,275	733,966
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	389,024	388,537
RPI Finance Trust Tranche B 4LN, term loan 3.5% 11/9/20 (b)	497,494	495,320

TOTAL FOOD & DRUG RETAIL		4,291,890

Food/Beverage/Tobacco - 1.0%
Blue Ribbon LLC Tranche B 1LN, term loan 5.75% 11/13/21 (b)	243,671	242,453
JBS U.S.A. LLC Tranche B, term loan 1.5% 9/18/22 (b)	250,000	249,893
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	77,002	76,944
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	255,000	249,263
Tranche B 1LN, term loan 4.5% 6/30/21 (b)	504,900	500,800

TOTAL FOOD/BEVERAGE/TOBACCO		1,319,353

Gaming - 5.3%
American Casino & Entertainment Properties LLC Tranche B, term loan 5% 7/7/22 (b)	374,063	373,595
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	488,462	488,081
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	412,762	383,869
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	1,557,172	1,360,579
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (b)	225,740	225,036
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	219,450	218,901
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	335,050	335,365
5.5% 11/21/19 (b)	143,593	143,728
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	375,000	373,361
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (b)	124,361	123,304
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (b)	617,164	613,887
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	248,125	244,674
Tranche B, term loan 6% 10/18/20 (b)	986,200	972,285
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	931,537	929,208

TOTAL GAMING		6,785,873

Healthcare - 9.6%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	164,588	164,433
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	151,126	150,371
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	250,000	248,438
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	592,500	591,943
Avintiv Specialty Materials In Tranche B, term loan 5.25% 12/19/19 (b)	607,086	606,710
Community Health Systems, Inc.:
Tranche G, term loan 3.75% 12/31/19 (b)	384,187	383,346
Tranche H, term loan 4% 1/27/21 (b)	1,361,438	1,361,098
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (b)	74,813	74,657
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (b)	129,675	129,189
CT Technologies Intermediate, Inc. Tranche B 1LN, term loan 5.25% 12/1/21 (b)	249,375	248,233
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	490,028	488,700
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (b)	250,000	252,188
Tranche B 1LN, term loan 4.5% 4/23/21 (b)	88,875	88,690
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	125,000	124,428
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (b)	1,165,904	1,170,766
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	250,000	248,985
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (b)	250,000	255,000
Genoa, a QoL Healthcare Co. LLC Tranche 1LN, term loan 4.5% 4/30/22 (b)	159,600	158,903
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0766% 5/1/18 (b)	547,550	546,800
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	496,427	473,259
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	375,000	375,135
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	194,513	189,650
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	374,063	369,271
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	476,382	473,800
Onex Schumacher Finance LP Tranche B 1LN, term loan 9/28/22 (c)	375,000	373,125
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	617,808	605,841
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (b)	470,278	463,614
U.S. Renal Care, Inc. Tranche B 2LN, term loan 4.25% 7/3/19 (b)	970,734	967,899
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	750,000	737,475

TOTAL HEALTHCARE		12,321,947

Homebuilders/Real Estate - 1.3%
Communications Sales & Leasing, Inc. Tranche B, term loan 10/24/22 (c)	125,000	117,031
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	125,000	125,469
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	496,256	490,520
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	984,962	981,889

TOTAL HOMEBUILDERS/REAL ESTATE		1,714,909

Hotels - 0.9%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (b)	248,111	245,424
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (b)	225,000	226,874
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (b)	249,560	247,611
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 3.75% 4/14/21 (b)	415,963	411,803

TOTAL HOTELS		1,131,712

Insurance - 0.6%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	279,300	275,286
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	492,500	480,650

TOTAL INSURANCE		755,936

Leisure - 1.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	504,245	474,621
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (b)	500,000	499,375
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	334,163	332,422
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (b)	119,395	119,321

TOTAL LEISURE		1,425,739

Metals/Mining - 1.7%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	696,188	685,571
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	57,572	57,284
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	688,191	561,309
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	84,788	74,613
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	748,125	579,587
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (b)	124,682	88,780
Walter Energy, Inc. Tranche B, term loan 5.8% 4/1/18 (b)	250,000	87,083

TOTAL METALS/MINING		2,134,227

Paper - 0.3%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	327,925	326,557
Publishing/Printing - 2.3%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	249,370	247,064
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	738,608	477,480
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (b)	490,385	488,300
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	498,750	492,516
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	233,595	231,843
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (b)	496,244	495,415
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	496,875	491,076

TOTAL PUBLISHING/PRINTING		2,923,694

Restaurants - 1.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	757,067	753,092
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	245,633	238,878
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	209,682	209,525
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	257,710	258,032
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	187,733	187,498

TOTAL RESTAURANTS		1,647,025

Services - 5.6%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	374,375	367,823
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	492,500	490,348
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	248,734	224,483
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	246,259	184,695
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	617,197	604,470
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (b)	550,974	551,206
Filtration Group Corp. Tranche B 1LN, term loan 4.25% 11/21/20 (b)	250,000	249,635
Karman Buyer Corp. Tranche 1LN, term loan 4.25% 7/25/21 (b)	322,743	316,389
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	375,000	369,375
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	100,000	98,125
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	1,477,002	1,211,142
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	493,734	474,602
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	619,691	607,687
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (b)	127,952	127,738
Research Now Group, Inc. Tranche B 1LN, term loan 5.5% 3/18/21 (b)	89,550	88,878
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	249,375	248,674
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	495,000	493,916
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	424,563	418,194
Tranche B 2LN, term loan 8% 5/14/23 (b)	40,000	39,600

TOTAL SERVICES		7,166,980

Steel - 0.6%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5032% 8/16/19 (b)	495,000	368,775
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	373,050	365,589

TOTAL STEEL		734,364

Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	235,676	234,234
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (b)	492,906	487,484
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	250,000	217,188
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (b)	750,000	749,895
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	218,837	216,703
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (b)	987,500	762,311
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (b)	554,400	551,828
6% 5/22/18 (b)	863,029	857,100
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	410,000	408,873
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	498,750	497,453
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	989,924	972,294
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)	328,771	242,469
Staples, Inc. Tranche B, term loan 4/24/21 (c)	250,000	248,533
Vogue International LLC Tranche B, term loan 5.75% 2/14/20 (b)	124,055	124,418

TOTAL SUPER RETAIL		6,570,783

Technology - 8.8%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	585,000	579,881
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (b)	492,481	449,389
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	372,498	352,246
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	986,099	976,416
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	493,753	489,611
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	1,122,813	1,116,502
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	374,063	371,164
First Data Corp. Tranche B, term loan 3.6956% 3/24/18 (b)	1,500,000	1,486,391
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	50,000	47,500
Tranche B 1LN, term loan 5% 6/17/21 (b)	118,500	117,908
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	971,130	938,558
Informatica Corp. Tranche B, term loan 4.5% 8/6/22 (b)	110,000	109,244
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	499,590	508,023
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	826,822	822,944
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (c)	125,000	124,375
Tranche B 1LN, term loan 7/31/22 (c)	130,000	129,025
Presidio, Inc. Tranche B, term loan 5.25% 2/2/22 (b)	238,385	237,565
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (b)	738,750	714,741
Shaw Data Centre LP Tranche B, term loan 4.5% 3/30/22 (b)	194,513	193,906
Sophia L.P. Tranche B, term loan 9/30/22 (c)	500,000	498,595
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (b)	297,646	297,833
Tranche B 2LN, term loan 4% 7/8/22 (b)	47,085	47,115
Transfirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (b)	24,875	24,797
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	375,000	348,750
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (b)	323,431	315,886

TOTAL TECHNOLOGY		11,298,365

Telecommunications - 4.7%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (b)	374,063	371,725
Tranche B, term loan 5.5% 6/24/19 (b)	1,233,681	1,231,214
Digicel International Finance Ltd. Tranche D 2LN, term loan 3.8266% 3/31/19 (b)	100,000	93,500
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	247,462	248,029
FPL FiberNet, LLC. Tranche A, term loan 3.5872% 7/22/19 (b)	240,684	240,684
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	373,125	370,562
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	500,000	485,875
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	250,000	247,708
Tranche B 4LN, term loan 4% 1/15/20 (b)	500,000	498,125
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	866,487	849,157
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (b)	189,525	187,986
SBA Senior Finance II, LLC Tranche B 2LN, term loan 3.25% 6/10/22 (b)	498,750	491,164
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	250,000	224,688
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	492,464	475,690

TOTAL TELECOMMUNICATIONS		6,016,107

Transportation Ex Air/Rail - 0.2%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (b)	243,760	234,314
Utilities - 3.9%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	30,560	30,469
6.375% 8/13/19 (b)	459,828	458,449
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (b)	115,000	114,569
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	610,392	605,814
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	265,000	260,363
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	430,650	409,118
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	740,530	680,051
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	249,375	246,881
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	750,000	708,750
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	44,438	39,994
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (b)	137,344	100,032
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	490,413	460,376
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	737,415	729,119
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	179,100	177,757

TOTAL UTILITIES		5,021,742

TOTAL BANK LOAN OBLIGATIONS
(Cost $106,533,841)		103,346,676

Nonconvertible Bonds - 2.9%
Containers - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.3372% 12/15/19 (b)(d)	1,000,000	965,000
Energy - 0.4%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.8037% 8/1/19 (b)(d)	155,000	88,738
Chesapeake Energy Corp. 3.5388% 4/15/19 (b)	35,000	24,850
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	135,000	128,925
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	285,000	285,000

TOTAL ENERGY		527,513

Healthcare - 1.1%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (d)	200,000	197,500
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	498,750
4.25% 10/15/19	500,000	505,000
Tenet Healthcare Corp. 3.8372% 6/15/20 (b)(d)	170,000	168,831

TOTAL HEALTHCARE		1,370,081

Metals/Mining - 0.1%
Murray Energy Corp. 11.25% 4/15/21 (d)	250,000	131,250
Peabody Energy Corp. 10% 3/15/22 (d)	125,000	47,188

TOTAL METALS/MINING		178,438

Paper - 0.1%
Mercer International, Inc. 7% 12/1/19	80,000	80,800
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (d)	40,000	33,600
Telecommunications - 0.4%
FairPoint Communications, Inc. 8.75% 8/15/19 (d)	40,000	41,600
Numericable Group SA 4.875% 5/15/19 (d)	500,000	483,750

TOTAL TELECOMMUNICATIONS		525,350

Utilities - 0.0%
The AES Corp. 3.3244% 6/1/19 (b)	45,000	42,750
TOTAL NONCONVERTIBLE BONDS
(Cost $4,023,710)		3,723,532
	Shares	Value

Money Market Funds - 18.9%
Fidelity Cash Central Fund, 0.18% (e)
(Cost $24,217,964)	24,217,964	24,217,964
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $134,775,515)		131,288,172
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(3,278,481)
NET ASSETS - 100%		$128,009,691

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,286,382 or 1.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,763
Total	$12,763

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Loan Obligations	$103,346,676	$--	$101,920,304	$1,426,372
Corporate Bonds	3,723,532	--	3,723,532	--
Money Market Funds	24,217,964	24,217,964	--	--
Total Investments in Securities:	$131,288,172	$24,217,964	$105,643,836	$1,426,372

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$590,438
Net Realized Gain (Loss) on Investment Securities	19
Net Unrealized Gain (Loss) on Investment Securities	(114,274)
Cost of Purchases	--
Proceeds of Sales	(4,629)
Amortization/Accretion	2,318
Transfers into Level 3	952,500
Transfers out of Level 3	--
Ending Balance	$1,426,372
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$(114,274)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $134,681,440. Net unrealized depreciation aggregated $3,393,268, of which $207,597 related to appreciated investment securities and $3,600,865 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

September 30, 2015

1.808779.111
VIPGRWT-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Automobiles - 1.0%
Tesla Motors, Inc. (a)(b)	174,927	$43,451,867
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	284,800	18,295,552
Houghton Mifflin Harcourt Co. (a)	379,400	7,705,614
Nord Anglia Education, Inc. (a)	229,635	4,668,480
ServiceMaster Global Holdings, Inc. (a)	550,300	18,462,565
		49,132,211
Hotels, Restaurants & Leisure - 4.9%
Buffalo Wild Wings, Inc. (a)	62,900	12,166,747
Chipotle Mexican Grill, Inc. (a)	50,694	36,512,354
Domino's Pizza, Inc.	316,700	34,175,097
Jubilant Foodworks Ltd.	89,939	2,204,262
Starbucks Corp.	1,990,346	113,131,267
Yum! Brands, Inc.	260,584	20,833,691
		219,023,418
Household Durables - 0.9%
Harman International Industries, Inc.	286,900	27,539,531
Toll Brothers, Inc. (a)	351,800	12,045,632
		39,585,163
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	154,000	78,831,060
Netflix, Inc. (a)	153,800	15,881,388
NutriSystem, Inc.	209,300	5,550,636
		100,263,084
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	243,618	2
Specialty Retail - 4.5%
AutoZone, Inc. (a)	19,000	13,752,770
Five Below, Inc. (a)(b)	572,900	19,237,982
Home Depot, Inc.	888,132	102,570,365
L Brands, Inc.	148,700	13,402,331
Lowe's Companies, Inc.	261,100	17,995,012
MarineMax, Inc. (a)	358,000	5,058,540
Restoration Hardware Holdings, Inc. (a)	4,800	447,888
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	193,044	31,533,737
		203,998,625
Textiles, Apparel & Luxury Goods - 2.0%
Kate Spade & Co. (a)	1,549,400	29,609,034
NIKE, Inc. Class B	474,776	58,383,205
		87,992,239

TOTAL CONSUMER DISCRETIONARY		743,446,609

CONSUMER STAPLES - 4.3%
Beverages - 0.6%
Kweichow Moutai Co. Ltd.	110,770	3,327,207
The Coca-Cola Co.	543,038	21,786,685
		25,113,892
Food & Staples Retailing - 0.9%
CVS Health Corp.	227,900	21,987,792
Whole Foods Market, Inc.	647,466	20,492,299
		42,480,091
Food Products - 1.0%
Keurig Green Mountain, Inc. (b)	845,337	44,075,871
Household Products - 0.5%
Procter & Gamble Co.	311,323	22,396,577
Personal Products - 1.3%
Avon Products, Inc. (b)	483,600	1,571,700
Estee Lauder Companies, Inc. Class A	173,000	13,957,640
Herbalife Ltd. (a)	798,855	43,537,598
		59,066,938

TOTAL CONSUMER STAPLES		193,133,369

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc. (a)	99,500	4,805,850
Golar LNG Ltd.	494,217	13,778,770
		18,584,620
FINANCIALS - 6.4%
Banks - 0.9%
First Republic Bank	517,700	32,496,029
HDFC Bank Ltd. (a)	117,289	2,301,412
M&T Bank Corp.	43,400	5,292,630
		40,090,071
Capital Markets - 3.4%
BlackRock, Inc. Class A	71,606	21,300,637
E*TRADE Financial Corp. (a)	1,450,993	38,204,646
HFF, Inc.	341,400	11,525,664
Invesco Ltd.	532,993	16,645,371
JMP Group, Inc.	240,100	1,491,021
The Blackstone Group LP	1,493,848	47,310,166
Virtus Investment Partners, Inc.	136,900	13,758,450
		150,235,955
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	95,400	12,440,160
McGraw Hill Financial, Inc.	423,113	36,599,275
		49,039,435
Real Estate Management & Development - 0.8%
Realogy Holdings Corp. (a)	998,601	37,577,356
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	392,000	9,741,200

TOTAL FINANCIALS		286,684,017

HEALTH CARE - 14.7%
Biotechnology - 9.5%
Amgen, Inc.	299,300	41,399,176
BioMarin Pharmaceutical, Inc. (a)	277,025	29,176,273
Celgene Corp. (a)	276,900	29,952,273
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	429,869
Gilead Sciences, Inc.	2,378,790	233,573,390
Insmed, Inc. (a)	1,318,402	24,482,725
Medivation, Inc. (a)	561,800	23,876,500
Vertex Pharmaceuticals, Inc. (a)	397,100	41,353,994
		424,244,200
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	237,300	15,884,862
Novadaq Technologies, Inc. (a)	983,500	10,257,905
		26,142,767
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	324,100	26,239,136
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	5,252,700	67,991,389
Teva Pharmaceutical Industries Ltd. sponsored ADR	914,000	51,604,440
Valeant Pharmaceuticals International, Inc. (Canada) (a)	349,400	62,365,740
		181,961,569

TOTAL HEALTH CARE		658,587,672

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.9%
Textron, Inc.	581,600	21,891,424
TransDigm Group, Inc. (a)	302,296	64,210,693
		86,102,117
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	305,300	30,130,057
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	460,582	36,063,571
Building Products - 0.8%
A.O. Smith Corp.	389,918	25,418,754
Caesarstone Sdot-Yam Ltd.	402,322	12,230,589
		37,649,343
Electrical Equipment - 0.6%
Acuity Brands, Inc.	38,900	6,830,062
AMETEK, Inc.	341,800	17,882,976
		24,713,038
Industrial Conglomerates - 3.0%
Danaher Corp.	1,155,426	98,453,849
Roper Industries, Inc.	216,217	33,881,204
		132,335,053
Machinery - 0.1%
Wabtec Corp.	73,900	6,506,895
Professional Services - 2.2%
CEB, Inc.	208,100	14,221,554
Equifax, Inc.	83,600	8,124,248
Resources Connection, Inc.	532,855	8,030,125
Robert Half International, Inc.	492,000	25,170,720
Verisk Analytics, Inc. (a)	194,904	14,405,355
WageWorks, Inc. (a)	671,729	30,281,543
		100,233,545
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	1,052,400	30,119,688
Summit Ascent Holdings Ltd. (a)(b)	9,214,000	4,813,902
		34,933,590

TOTAL INDUSTRIALS		488,667,209

INFORMATION TECHNOLOGY - 38.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	114,200	4,666,212
TE Connectivity Ltd.	81,114	4,857,917
		9,524,129
Internet Software & Services - 19.6%
58.com, Inc. ADR (a)	161,900	7,617,395
Alibaba Group Holding Ltd. sponsored ADR (b)	331,200	19,530,864
Cvent, Inc. (a)	584,275	19,666,697
Demandware, Inc. (a)(b)	215,400	11,131,872
Facebook, Inc. Class A (a)	5,333,909	479,518,416
Google, Inc.:
Class A (a)	396,798	253,303,939
Class C	72,162	43,904,804
Just Dial Ltd.	237,392	3,572,253
JUST EAT Ltd. (a)	1,293,803	8,032,351
Shopify, Inc. Class A	6,200	216,779
Textura Corp. (a)(b)	884,561	22,857,056
Zillow Group, Inc. (a)(b)	119,300	3,427,489
Zillow Group, Inc. Class C (a)(b)	238,600	6,442,200
		879,222,115
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	649,000	40,633,890
Global Payments, Inc.	64,300	7,377,139
MasterCard, Inc. Class A	138,500	12,481,620
Visa, Inc. Class A	1,152,572	80,288,166
		140,780,815
Semiconductors & Semiconductor Equipment - 0.8%
Avago Technologies Ltd.	73,100	9,138,231
Maxim Integrated Products, Inc.	287,587	9,605,406
Monolithic Power Systems, Inc.	277,688	14,217,626
		32,961,263
Software - 10.7%
Activision Blizzard, Inc.	435,932	13,465,939
Adobe Systems, Inc. (a)	740,900	60,916,798
Computer Modelling Group Ltd.	1,071,300	9,095,413
CyberArk Software Ltd. (a)(b)	360,900	18,095,526
Electronic Arts, Inc. (a)	1,315,521	89,126,548
Fleetmatics Group PLC (a)	518,500	25,453,165
HubSpot, Inc. (b)	297,100	13,776,527
Intuit, Inc.	94,800	8,413,500
Mobileye NV (a)(b)	788,400	35,856,432
Red Hat, Inc. (a)	481,200	34,588,656
Salesforce.com, Inc. (a)	1,590,862	110,453,549
ServiceNow, Inc. (a)	367,700	25,536,765
SolarWinds, Inc. (a)	759,007	29,783,435
SS&C Technologies Holdings, Inc.	86,708	6,073,028
		480,635,281
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,471,127	162,265,308
Nimble Storage, Inc. (a)(b)	944,000	22,769,280
		185,034,588

TOTAL INFORMATION TECHNOLOGY		1,728,158,191

MATERIALS - 0.3%
Chemicals - 0.3%
CF Industries Holdings, Inc.	273,600	12,284,640
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	91,500	9,583,710
TOTAL COMMON STOCKS
(Cost $3,179,437,103)		4,139,130,037

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(c)	1,049,416	6,989,111
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	636,240	25,220,554
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	181,657	3,703,986

TOTAL INFORMATION TECHNOLOGY		28,924,540

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,357,314)		35,913,651

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.18% (d)	303,835,724	303,835,724
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	97,914,215	97,914,215
TOTAL MONEY MARKET FUNDS
(Cost $401,749,939)		401,749,939
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $3,599,544,356)		4,576,793,627
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(97,592,117)
NET ASSETS - 100%		$4,479,201,510

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,913,653 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements ,are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
NJOY, Inc.	9/11/13	$1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$239,365
Fidelity Securities Lending Cash Central Fund	720,526
Total	$959,891

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$750,435,720	$741,242,345	$2,204,262	$6,989,113
Consumer Staples	193,133,369	189,806,162	3,327,207	--
Energy	18,584,620	18,584,620	--	--
Financials	286,684,017	284,382,605	2,301,412	--
Health Care	658,587,672	590,166,414	68,421,258	--
Industrials	488,667,209	483,853,307	4,813,902	--
Information Technology	1,757,082,731	1,724,585,938	3,572,253	28,924,540
Materials	12,284,640	12,284,640	--	--
Telecommunication Services	9,583,710	9,583,710	--	--
Money Market Funds	401,749,939	401,749,939	--	--
Total Investments in Securities:	$4,576,793,627	$4,456,239,680	$84,640,294	$35,913,653

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $3,607,072,972. Net unrealized appreciation aggregated $969,720,655, of which $1,170,858,534 related to appreciated investment securities and $201,137,879 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

September 30, 2015

1.808774.111
VIPOVRS-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 1.8%
AMP Ltd.	423,882	$1,664,833
BHP Billiton Ltd.	318,002	5,022,620
iSelect Ltd. (a)	6,325,337	6,687,034
Macquarie Group Ltd.	94,319	5,111,629
McMillan Shakespeare Ltd.	614,761	5,337,121
Rio Tinto Ltd.	24,301	836,062
WorleyParsons Ltd.	649,583	2,719,297

TOTAL AUSTRALIA		27,378,596

Bailiwick of Jersey - 2.7%
Glencore Xstrata PLC	1,059,458	1,467,267
Shire PLC	157,900	10,794,355
Wolseley PLC	486,947	28,419,150

TOTAL BAILIWICK OF JERSEY		40,680,772

Belgium - 0.8%
Ageas	66,760	2,738,106
KBC Groep NV	58,487	3,683,970
UCB SA	64,600	5,042,055

TOTAL BELGIUM		11,464,131

Bermuda - 0.7%
Clear Media Ltd.	2,035,000	2,038,061
Oriental Watch Holdings Ltd.	7,028,000	944,880
Signet Jewelers Ltd.	54,300	7,391,859

TOTAL BERMUDA		10,374,800

Brazil - 0.7%
BB Seguridade Participacoes SA	636,600	3,983,868
Cielo SA	633,936	5,862,049

TOTAL BRAZIL		9,845,917

Canada - 0.5%
Entertainment One Ltd.	1,824,500	6,844,831
Performance Sports Group Ltd. (a)	55,161	739,062

TOTAL CANADA		7,583,893

Cayman Islands - 3.5%
58.com, Inc. ADR (a)(b)	156,400	7,358,620
Alibaba Group Holding Ltd. sponsored ADR	208,000	12,265,760
Autohome, Inc. ADR Class A (a)(b)	89,000	2,895,170
Bitauto Holdings Ltd. ADR (a)	42,600	1,268,202
Ctrip.com International Ltd. sponsored ADR (a)	104,200	6,583,356
Fu Shou Yuan International Group Ltd.	4,974,000	3,131,628
Homeinns Hotel Group ADR (a)	41,000	1,178,340
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	94,000	2,826,580
Tencent Holdings Ltd.	934,500	15,752,484

TOTAL CAYMAN ISLANDS		53,260,140

China - 0.7%
Kweichow Moutai Co. Ltd.	252,464	7,583,281
TravelSky Technology Ltd. (H Shares)	1,954,000	2,471,353

TOTAL CHINA		10,054,634

Denmark - 2.1%
Danske Bank A/S	96,100	2,899,975
Novo Nordisk A/S:
Series B	89,625	4,836,575
Series B sponsored ADR	448,700	24,337,488

TOTAL DENMARK		32,074,038

France - 8.1%
AXA SA	114,920	2,778,185
AXA SA sponsored ADR	116,600	2,836,878
BNP Paribas SA	181,503	10,639,489
Edenred SA	120,373	1,963,097
GameLoft SE (a)	535,400	1,968,262
Havas SA	1,172,700	9,552,634
Iliad SA	19,126	3,857,536
Ipsen SA	182,700	11,309,853
Orange SA	877,700	13,305,284
Pernod Ricard SA	80,600	8,121,831
Safran SA	71,900	5,406,953
Sanofi SA	201,643	19,196,436
Sanofi SA sponsored ADR	272,922	12,955,607
Societe Generale Series A	60,951	2,714,050
Total SA	301,879	13,579,387
Ubisoft Entertainment SA (a)	134,867	2,729,184

TOTAL FRANCE		122,914,666

Germany - 3.1%
Allianz SE	36,918	5,799,559
Axel Springer Verlag AG	131,100	7,312,838
Bayer AG	141,478	18,093,116
CTS Eventim AG	265,368	9,820,815
Deutsche Bank AG	74,681	2,015,431
Deutsche Boerse AG	43,800	3,770,012

TOTAL GERMANY		46,811,771

Hong Kong - 0.9%
AIA Group Ltd.	1,445,400	7,517,165
Television Broadcasts Ltd.	1,688,600	5,634,998

TOTAL HONG KONG		13,152,163

India - 0.4%
Info Edge India Ltd.	415,996	5,077,380
Just Dial Ltd.	65,509	985,773

TOTAL INDIA		6,063,153

Ireland - 1.3%
Glanbia PLC	381,700	7,097,153
Kingspan Group PLC (United Kingdom)	248,400	5,995,343
Paddy Power PLC (Ireland)	62,280	7,181,861

TOTAL IRELAND		20,274,357

Isle of Man - 0.8%
Playtech Ltd.	967,920	12,131,071
Italy - 3.0%
DiaSorin S.p.A.	101,200	4,423,724
Eni SpA	169,000	2,658,428
Eni SpA sponsored ADR	67,900	2,130,023
Intesa Sanpaolo SpA	4,758,200	16,809,293
Mediaset SpA	2,780,100	12,767,648
Sorin SpA (a)	981,500	2,829,559
Tod's SpA (b)	40,605	3,552,630

TOTAL ITALY		45,171,305

Japan - 17.4%
Arcland Service Co. Ltd.	209,600	8,487,727
Astellas Pharma, Inc.	1,644,800	21,290,429
Daiwa Securities Group, Inc.	490,000	3,170,547
Dentsu, Inc.	370,500	19,014,105
East Japan Railway Co.	43,300	3,648,703
Fuji Media Holdings, Inc.	161,900	1,886,550
Fukuda Denshi Co. Ltd.	33,200	1,637,185
Hitachi Ltd.	1,572,000	7,932,360
Honda Motor Co. Ltd.	228,600	6,822,959
Hoya Corp.	277,200	9,078,826
Infomart Corp. (b)	105,400	1,194,877
Japan Tobacco, Inc.	319,800	9,920,258
Keyence Corp.	24,120	10,771,467
Misumi Group, Inc.	1,539,800	15,890,646
Mitsubishi UFJ Financial Group, Inc.	2,155,500	13,024,048
MS&AD Insurance Group Holdings, Inc.	153,900	4,129,118
Nakanishi, Inc.	42,600	1,584,782
NEXT Co. Ltd.	2,080,800	16,458,719
Nomura Holdings, Inc.	505,000	2,931,205
Olympus Corp.	175,400	5,472,184
OMRON Corp.	119,900	3,609,254
ORIX Corp.	1,140,600	14,712,991
Rakuten, Inc.	1,195,500	15,281,415
Recruit Holdings Co. Ltd.	360,500	10,809,342
Sony Corp. (a)	30,500	747,620
Sony Corp. sponsored ADR (a)	149,800	3,670,100
Sumitomo Mitsui Financial Group, Inc.	232,200	8,805,097
Sundrug Co. Ltd.	39,700	2,089,938
Suzuki Motor Corp.	128,100	3,939,069
Tokio Marine Holdings, Inc.	136,600	5,103,375
Toyota Motor Corp.	179,900	10,532,770
Welcia Holdings Co. Ltd. (b)	383,200	18,581,615

TOTAL JAPAN		262,229,281

Korea (South) - 0.8%
LG Household & Health Care Ltd.	3,868	2,786,913
Medy-Tox, Inc.	8,795	3,163,226
NAVER Corp.	13,731	5,942,902

TOTAL KOREA (SOUTH)		11,893,041

Malta - 0.7%
Kambi Group PLC (a)	370,600	2,545,953
Unibet Group PLC unit	89,400	7,476,747

TOTAL MALTA		10,022,700

Mauritius - 0.1%
MakeMyTrip Ltd. (a)	129,300	1,777,875
Netherlands - 0.8%
AEGON NV	259,400	1,487,437
ASML Holding NV (b)	31,411	2,763,540
ING Groep NV (Certificaten Van Aandelen)	525,384	7,443,388

TOTAL NETHERLANDS		11,694,365

New Zealand - 0.3%
EBOS Group Ltd.	225,407	1,795,520
Ryman Healthcare Group Ltd.	561,021	2,621,810

TOTAL NEW ZEALAND		4,417,330

Norway - 1.4%
Schibsted ASA:
(A Shares)	187,700	6,360,881
(B Shares) (a)	187,700	5,930,943
Statoil ASA	14,100	205,565
Statoil ASA sponsored ADR (b)	560,000	8,153,600

TOTAL NORWAY		20,650,989

Philippines - 0.1%
Melco Crown Philippines Resort (a)	21,149,500	1,691,316
South Africa - 1.4%
Naspers Ltd. Class N	171,000	21,354,610
Spain - 2.0%
Atresmedia Corporacion de Medios de Comunicacion SA (b)	695,100	8,831,133
Banco Bilbao Vizcaya Argentaria SA	253,082	2,140,020
Banco Santander SA (Spain)	492,721	2,620,001
Mediaset Espana Comunicacion SA	638,915	6,969,322
Melia Hotels International SA (b)	729,400	10,143,068

TOTAL SPAIN		30,703,544

Sweden - 1.5%
Getinge AB (B Shares)	224,500	4,999,648
Nordea Bank AB	465,800	5,186,717
Svenska Cellulosa AB (SCA) (B Shares)	382,100	10,673,299
Swedbank AB (A Shares)	102,432	2,262,818

TOTAL SWEDEN		23,122,482

Switzerland - 6.2%
Compagnie Financiere Richemont SA Series A	128,747	10,017,929
Credit Suisse Group AG	334,497	8,040,251
Julius Baer Group Ltd.	55,980	2,539,950
Nestle SA	477,006	35,873,561
Roche Holding AG (participation certificate)	29,842	7,922,202
Syngenta AG (Switzerland)	46,146	14,785,676
UBS Group AG	591,162	10,924,305
UBS Group AG	184,900	3,424,348

TOTAL SWITZERLAND		93,528,222

United Kingdom - 23.2%
Amec Foster Wheeler PLC	412,650	4,472,653
Anglo American PLC (United Kingdom)	92,300	770,992
AstraZeneca PLC (United Kingdom)	209,158	13,264,506
Aviva PLC	329,400	2,252,955
B&M European Value Retail S.A.	1,276,381	6,282,971
Barclays PLC	2,897,042	10,721,347
Barclays PLC sponsored ADR	200,951	2,970,056
BG Group PLC	330,838	4,772,631
BHP Billiton PLC	339,952	5,174,622
BP PLC	881,993	4,474,680
Brammer PLC (b)	1,085,200	4,251,838
Burberry Group PLC	199,200	4,122,328
Dechra Pharmaceuticals PLC	159,300	2,262,812
Diageo PLC	524,328	14,087,079
Dunelm Group PLC	464,300	6,321,328
Foxtons Group PLC	1,321,579	4,742,147
GlaxoSmithKline PLC	301,500	5,786,962
Howden Joinery Group PLC	3,941,600	29,008,319
HSBC Holdings PLC:
(United Kingdom)	951,520	7,177,999
sponsored ADR	252,732	9,573,488
Integrated Diagnostics Holdings PLC (a)	221,000	1,381,250
ITV PLC	4,354,600	16,205,056
Johnson Matthey PLC	207,898	7,698,904
JUST EAT Ltd. (a)	600,162	3,726,001
Lloyds Banking Group PLC	14,561,844	16,578,091
M&C Saatchi PLC	721,800	3,592,361
Micro Focus International PLC	47,300	860,783
Moneysupermarket.com Group PLC	1,285,300	6,571,861
Poundland Group PLC	353,948	1,499,218
Prudential PLC	185,178	3,906,614
Rightmove PLC	393,300	21,704,308
Rio Tinto PLC	117,515	3,943,002
Rio Tinto PLC sponsored ADR	34,900	1,180,318
Rolls-Royce Group PLC	397,308	4,068,957
Royal Bank of Scotland Group PLC (a)	255,480	1,218,921
Royal Dutch Shell PLC:
Class A (United Kingdom)	559,388	13,205,499
Class B (United Kingdom)	351,684	8,315,661
SABMiller PLC	294,000	16,620,251
Shawbrook Group Ltd.	929,600	4,457,820
Sports Direct International PLC (a)	542,665	6,214,338
SThree PLC	229,400	1,205,911
Taylor Wimpey PLC	1,623,100	4,800,199
Ted Baker PLC	78,300	3,798,638
Tesco PLC	1,910,800	5,307,428
Thomas Cook Group PLC (a)	1,129,600	1,977,084
Travis Perkins PLC	185,900	5,528,790
Virgin Money Holdings Uk PLC	1,435,900	8,395,390
Vodafone Group PLC	6,992,200	22,053,992
William Hill PLC	1,512,944	8,028,781
Zoopla Property Group PLC (b)	1,343,800	4,246,589

TOTAL UNITED KINGDOM		350,783,729

United States of America - 8.7%
BlackRock, Inc. Class A	35,000	10,411,450
Chipotle Mexican Grill, Inc. (a)	7,000	5,041,750
Dunkin' Brands Group, Inc. (b)	83,500	4,091,500
eBay, Inc. (a)	101,200	2,473,328
Facebook, Inc. Class A (a)	139,400	12,532,060
Google, Inc.:
Class A (a)	15,200	9,703,224
Class C	13,236	8,053,047
Monsanto Co.	57,603	4,915,840
Monster Beverage Corp. (a)	67,000	9,054,380
PayPal Holdings, Inc. (a)	101,200	3,141,248
Priceline Group, Inc. (a)	13,360	16,524,450
Sprouts Farmers Market LLC (a)	345,900	7,298,490
Tiffany & Co., Inc.	94,000	7,258,680
TripAdvisor, Inc. (a)	40,700	2,564,914
Visa, Inc. Class A	256,500	17,867,790
World Wrestling Entertainment, Inc. Class A (b)	301,700	5,098,730
Zillow Group, Inc. (a)(b)	57,900	1,663,467
Zillow Group, Inc. Class C (a)(b)	115,800	3,126,600

TOTAL UNITED STATES OF AMERICA		130,820,948

TOTAL COMMON STOCKS
(Cost $1,318,819,674)		1,443,925,839

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Sartorius AG (non-vtg.)	39,500	9,385,797
Volkswagen AG	48,947	5,346,278
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,088,925)		14,732,075

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.18% (c)	40,483,301	40,483,301
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	41,907,227	41,907,227
TOTAL MONEY MARKET FUNDS
(Cost $82,390,528)		82,390,528
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $1,409,299,127)		1,541,048,442
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(32,423,476)
NET ASSETS - 100%		$1,508,624,966

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,260
Fidelity Securities Lending Cash Central Fund	689,985
Total	$718,245

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$423,611,097	$310,294,317	$113,316,780	$--
Consumer Staples	155,095,477	61,652,317	93,443,160	--
Energy	64,687,424	14,756,276	49,931,148	--
Financials	255,314,337	100,933,022	154,381,315	--
Health Care	205,465,907	104,601,465	100,864,442	--
Industrials	92,525,851	56,840,039	35,685,812	--
Information Technology	176,945,706	129,150,758	47,794,948	--
Materials	45,795,303	15,262,329	30,532,974	--
Telecommunication Services	39,216,812	3,857,536	35,359,276	--
Money Market Funds	82,390,528	82,390,528	--	--
Total Investments in Securities:	$1,541,048,442	$879,738,587	$661,309,855	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$12,439,324
Level 2 to Level 1	$78,562,401

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,422,807,819. Net unrealized appreciation aggregated $118,240,623, of which $284,791,479 related to appreciated investment securities and $166,550,856 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

September 30, 2015

1.808786.111
VIPVAL-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 2.3%
Delphi Automotive PLC	33,000	$2,509,320
Tenneco, Inc. (a)	29,500	1,320,715
The Goodyear Tire & Rubber Co.	54,900	1,610,217
Visteon Corp. (a)	16,700	1,690,708
		7,130,960
Diversified Consumer Services - 2.4%
H&R Block, Inc.	113,900	4,123,180
Houghton Mifflin Harcourt Co. (a)	168,800	3,428,328
		7,551,508
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	52,400	2,328,132
Media - 1.6%
Comcast Corp. Class A (special) (non-vtg.)	40,600	2,323,944
Twenty-First Century Fox, Inc. Class A	104,000	2,805,920
		5,129,864
Specialty Retail - 1.4%
AutoZone, Inc. (a)	4,218	3,053,115
The Men's Wearhouse, Inc.	34,300	1,458,436
		4,511,551

TOTAL CONSUMER DISCRETIONARY		26,652,015

CONSUMER STAPLES - 6.6%
Food & Staples Retailing - 1.1%
Safeway, Inc.:
rights	4,600	0
rights	4,600	828
Walgreens Boots Alliance, Inc.	42,500	3,531,750
		3,532,578
Food Products - 1.0%
Darling International, Inc. (a)	279,100	3,137,084
Household Products - 2.9%
Procter & Gamble Co.	102,900	7,402,626
Svenska Cellulosa AB (SCA) (B Shares)	64,100	1,790,522
		9,193,148
Tobacco - 1.6%
Imperial Tobacco Group PLC	102,475	5,290,800

TOTAL CONSUMER STAPLES		21,153,610

ENERGY - 10.2%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	66,300	3,450,252
Dril-Quip, Inc. (a)	50,100	2,916,822
SBM Offshore NV (a)(b)	195,800	2,472,292
		8,839,366
Oil, Gas & Consumable Fuels - 7.4%
Apache Corp.	71,200	2,788,192
Chevron Corp.	90,892	7,169,561
Cimarex Energy Co.	35,600	3,648,288
Imperial Oil Ltd.	120,600	3,820,883
Lundin Petroleum AB (a)	236,600	3,047,268
Suncor Energy, Inc.	115,000	3,075,571
		23,549,763

TOTAL ENERGY		32,389,129

FINANCIALS - 33.6%
Banks - 8.9%
Barclays PLC sponsored ADR (b)	202,325	2,990,364
Citigroup, Inc.	164,747	8,173,099
JPMorgan Chase & Co.	189,816	11,573,081
U.S. Bancorp	138,447	5,677,711
		28,414,255
Capital Markets - 3.8%
Ares Capital Corp. (b)	126,069	1,825,479
BlackRock, Inc. Class A	11,168	3,322,145
E*TRADE Financial Corp. (a)	55,721	1,467,134
KKR & Co. LP	95,600	1,604,168
The Blackstone Group LP	75,300	2,384,751
UBS Group AG	78,558	1,451,703
		12,055,380
Consumer Finance - 3.4%
Capital One Financial Corp.	62,300	4,517,996
Discover Financial Services	87,100	4,528,329
Springleaf Holdings, Inc. (a)	43,900	1,919,308
		10,965,633
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	73,800	9,623,520
Insurance - 8.1%
ACE Ltd.	58,700	6,069,580
Allstate Corp.	70,400	4,100,096
Brown & Brown, Inc.	102,100	3,162,037
First American Financial Corp.	66,100	2,582,527
Principal Financial Group, Inc.	46,100	2,182,374
Prudential PLC	91,676	1,934,046
The Travelers Companies, Inc.	56,700	5,643,351
		25,674,011
Real Estate Investment Trusts - 5.0%
American Tower Corp.	25,400	2,234,692
Equity Lifestyle Properties, Inc.	51,200	2,998,784
Extra Space Storage, Inc.	36,700	2,831,772
Lamar Advertising Co. Class A	46,100	2,405,498
Outfront Media, Inc.	139,900	2,909,920
Sun Communities, Inc.	40,100	2,717,176
		16,097,842
Real Estate Management & Development - 0.8%
Realogy Holdings Corp. (a)	63,900	2,404,557
Thrifts & Mortgage Finance - 0.6%
TFS Financial Corp.	102,900	1,775,025

TOTAL FINANCIALS		107,010,223

HEALTH CARE - 8.8%
Biotechnology - 0.5%
United Therapeutics Corp. (a)	12,800	1,679,872
Health Care Providers & Services - 1.3%
Express Scripts Holding Co. (a)	30,300	2,453,088
Laboratory Corp. of America Holdings (a)	14,200	1,540,274
		3,993,362
Pharmaceuticals - 7.0%
AbbVie, Inc.	39,100	2,127,431
GlaxoSmithKline PLC sponsored ADR	39,400	1,514,930
Jazz Pharmaceuticals PLC (a)	26,700	3,546,027
Merck & Co., Inc.	114,800	5,669,972
Novartis AG sponsored ADR	24,000	2,206,080
Pfizer, Inc.	78,700	2,471,967
Sanofi SA sponsored ADR	40,800	1,936,776
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,300	2,952,858
		22,426,041

TOTAL HEALTH CARE		28,099,275

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.8%
BWX Technologies, Inc.	84,200	2,219,512
Curtiss-Wright Corp.	45,600	2,846,352
Esterline Technologies Corp. (a)	20,500	1,473,745
Orbital ATK, Inc.	35,300	2,537,011
		9,076,620
Air Freight & Logistics - 0.9%
FedEx Corp.	19,900	2,865,202
Commercial Services & Supplies - 0.5%
Tyco International Ltd.	44,900	1,502,354
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	149,285	4,106,836
Jacobs Engineering Group, Inc. (a)	48,400	1,811,612
		5,918,448
Electrical Equipment - 1.1%
Eaton Corp. PLC	30,600	1,569,780
Regal Beloit Corp.	33,200	1,874,140
		3,443,920
Industrial Conglomerates - 2.9%
General Electric Co.	365,548	9,219,121
Machinery - 1.3%
Deere & Co. (b)	34,100	2,523,400
Sulzer AG (Reg.)	16,530	1,619,757
		4,143,157
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	57,700	2,206,448

TOTAL INDUSTRIALS		38,375,270

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.8%
CommScope Holding Co., Inc. (a)	55,200	1,657,656
Harris Corp.	21,900	1,601,985
QUALCOMM, Inc.	103,300	5,550,309
		8,809,950
Electronic Equipment & Components - 1.3%
Flextronics International Ltd. (a)	124,800	1,315,392
TE Connectivity Ltd.	49,500	2,964,555
		4,279,947
Semiconductors & Semiconductor Equipment - 0.7%
Maxim Integrated Products, Inc.	68,000	2,271,200
Software - 2.6%
Cadence Design Systems, Inc. (a)	136,200	2,816,616
Oracle Corp.	97,600	3,525,312
Symantec Corp.	103,000	2,005,410
		8,347,338
Technology Hardware, Storage & Peripherals - 1.7%
Hewlett-Packard Co.	131,800	3,375,398
Samsung Electronics Co. Ltd.	2,042	1,953,655
		5,329,053

TOTAL INFORMATION TECHNOLOGY		29,037,488

MATERIALS - 4.3%
Chemicals - 3.0%
Agrium, Inc. (b)	23,600	2,115,069
CF Industries Holdings, Inc.	38,200	1,715,180
Eastman Chemical Co.	58,400	3,779,648
Methanex Corp. (b)	61,900	2,051,119
		9,661,016
Metals & Mining - 1.3%
Compass Minerals International, Inc.	51,900	4,067,403

TOTAL MATERIALS		13,728,419

TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	71,400	2,266,236
UTILITIES - 4.9%
Electric Utilities - 3.7%
Edison International	55,107	3,475,598
Exelon Corp.	128,700	3,822,390
ITC Holdings Corp.	94,900	3,163,966
NextEra Energy, Inc.	14,600	1,424,230
		11,886,184
Multi-Utilities - 1.2%
Sempra Energy	37,900	3,665,688

TOTAL UTILITIES		15,551,872

TOTAL COMMON STOCKS
(Cost $320,193,090)		314,263,537

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.18% (c)	2,404,161	2,404,161
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	10,850,300	10,850,300
TOTAL MONEY MARKET FUNDS
(Cost $13,254,461)		13,254,461
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $333,447,551)		327,517,998
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(8,717,011)
NET ASSETS - 100%		$318,800,987

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,019
Fidelity Securities Lending Cash Central Fund	28,787
Total	$34,806

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$26,652,015	$26,652,015	$--	$--
Consumer Staples	21,153,610	21,152,782	--	828
Energy	32,389,129	32,389,129	--	--
Financials	107,010,223	105,076,177	1,934,046	--
Health Care	28,099,275	28,099,275	--	--
Industrials	38,375,270	38,375,270	--	--
Information Technology	29,037,488	29,037,488	--	--
Materials	13,728,419	13,728,419	--	--
Telecommunication Services	2,266,236	2,266,236	--	--
Utilities	15,551,872	15,551,872	--	--
Money Market Funds	13,254,461	13,254,461	--	--
Total Investments in Securities:	$327,517,998	$325,583,124	$1,934,046	$828

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $333,778,915. Net unrealized depreciation aggregated $6,260,917, of which $22,092,603 related to appreciated investment securities and $28,353,520 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

September 30, 2015

1.808795.111
VIPHI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.0%
	Principal Amount	Value
Aerospace - 0.1%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$1,635,000	$1,639,088
Air Transportation - 3.2%
Air Canada 6.625% 5/15/18 (a)	4,995,000	5,181,813
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	3,065,000	3,015,632
Allegiant Travel Co. 5.5% 7/15/19	1,270,000	1,272,381
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	2,540,000	2,476,500
5.5% 10/1/19 (a)	4,695,000	4,746,645
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (a)	438,028	442,409
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,258,816	2,484,698
5.5% 4/29/22	2,595,509	2,679,863
6.125% 4/29/18	520,000	539,500
9.25% 5/10/17	465,597	502,844
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (a)	1,985,000	2,004,850
6.75% 5/23/17	1,985,000	2,009,813
8.021% 8/10/22	1,247,799	1,410,012
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,600,650
Series 2013-1 Class B, 5.375% 5/15/23	686,503	708,815
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,083,501	2,208,511
9.75% 1/15/17	964,234	1,048,691
12% 1/15/16 (a)	161,333	166,980
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	315,000

TOTAL AIR TRANSPORTATION		36,815,607

Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,805,000	1,841,100
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	855,000	783,394

TOTAL AUTOMOTIVE & AUTO PARTS		2,624,494

Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,830,000	13,791,900
6.875% 6/15/18	255,000	219,300
9% 12/15/19	2,255,000	1,939,300
10% 1/15/18	5,510,000	2,920,300

TOTAL BROADCASTING		18,870,800

Building Materials - 1.8%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (a)	830,000	832,075
Building Materials Corp. of America:
5.375% 11/15/24 (a)	3,265,000	3,224,188
6% 10/15/25 (a)(b)	2,605,000	2,631,050
Building Materials Holding Corp. 9% 9/15/18 (a)	4,410,000	4,641,525
CEMEX Finance LLC 6% 4/1/24 (a)	5,030,000	4,577,300
CEMEX S.A.B. de CV:
6.125% 5/5/25 (a)	2,565,000	2,334,150
6.5% 12/10/19 (a)	1,365,000	1,347,938
USG Corp. 5.5% 3/1/25 (a)	1,495,000	1,491,263

TOTAL BUILDING MATERIALS		21,079,489

Cable/Satellite TV - 2.2%
Altice SA:
5.375% 7/15/23 (a)	2,385,000	2,289,600
7.75% 7/15/25 (a)	1,670,000	1,473,775
7.75% 7/15/25 (a)	1,500,000	1,327,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	880,000	811,800
5.125% 5/1/23 (a)	3,915,000	3,609,239
5.875% 5/1/27 (a)	1,510,000	1,400,525
Midcontinent Communications & Midcontinent Finance Corp. 6.875% 8/15/23 (a)	3,510,000	3,496,838
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,410,000	2,488,325
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(c)	375,000	358,594
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	7,920,000	7,722,000

TOTAL CABLE/SATELLITE TV		24,978,196

Capital Goods - 0.4%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,830,000	4,031,075
Chemicals - 1.1%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	1,420,000	1,476,800
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	3,945,000	2,495,213
LSB Industries, Inc. 7.75% 8/1/19	3,295,000	3,126,131
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,140,000	3,124,300
The Chemours Company LLC 6.625% 5/15/23 (a)	3,820,000	2,568,950

TOTAL CHEMICALS		12,791,394

Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(c)	3,609,376	3,590,765
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.3372% 12/15/19 (a)(c)	3,830,000	3,695,950
7% 11/15/20 (a)	1,866,881	1,866,881
Ball Corp. 5.25% 7/1/25	2,875,000	2,833,658
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	3,235,000	3,166,256
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	1,265,000	1,062,600
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,775,000	1,786,094
6.375% 8/15/25 (a)	1,775,000	1,792,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	2,990,000	3,019,900

TOTAL CONTAINERS		22,814,854

Diversified Financial Services - 4.2%
Aircastle Ltd. 5.125% 3/15/21	2,800,000	2,807,000
FLY Leasing Ltd.:
6.375% 10/15/21	2,490,000	2,514,900
6.75% 12/15/20	7,000,000	7,175,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22	7,280,000	7,325,500
ILFC E-Capital Trust I 4.57% 12/21/65 (a)(c)	4,595,000	4,204,425
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(c)	6,600,000	6,204,000
MSCI, Inc. 5.75% 8/15/25 (a)	780,000	785,850
Navient Corp.:
5% 10/26/20	965,000	808,960
5.875% 3/25/21	3,005,000	2,527,956
5.875% 10/25/24	5,860,000	4,600,100
SLM Corp.:
4.875% 6/17/19	2,275,000	2,070,250
5.5% 1/25/23	5,790,000	4,592,165
6.125% 3/25/24	2,130,000	1,704,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		47,320,106

Diversified Media - 0.7%
MDC Partners, Inc. 6.75% 4/1/20 (a)	4,630,000	4,572,125
WMG Acquisition Corp.:
6% 1/15/21 (a)	1,490,000	1,490,000
6.75% 4/15/22 (a)	2,125,000	2,002,813

TOTAL DIVERSIFIED MEDIA		8,064,938

Energy - 10.7%
Antero Resources Corp. 5.125% 12/1/22	3,845,000	3,306,700
Baytex Energy Corp.:
5.125% 6/1/21 (a)	1,000,000	795,000
5.625% 6/1/24 (a)	1,115,000	880,850
California Resources Corp. 5% 1/15/20	1,500,000	964,680
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	915,000	796,691
Chesapeake Energy Corp. 4.875% 4/15/22	2,215,000	1,445,288
Citgo Holding, Inc. 10.75% 2/15/20 (a)	1,260,000	1,231,650
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	2,970,000	2,836,350
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	8,310,000	7,852,950
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	1,606,500
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,435,000	9,652,375
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	4,530,000	3,343,684
7.75% 9/1/22	3,760,000	3,008,000
9.375% 5/1/20	5,315,000	4,570,900
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	5,323,500
Forbes Energy Services Ltd. 9% 6/15/19	7,795,000	5,008,288
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,389,800
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22	3,445,000	3,233,133
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,635,000	3,494,144
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,855,000	2,373,219
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,675,000	1,423,750
5.75% 10/1/25 (a)	1,995,000	1,755,600
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	1,775,000	998,438
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	2,460,000	627,300
6.5% 5/15/19	680,000	187,000
Noble Energy, Inc.:
5.625% 5/1/21	3,715,000	3,737,290
5.875% 6/1/24	3,100,000	3,084,500
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,025,000	5,025,000
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	2,620,000	1,781,600
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,845,000	1,887,435
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	2,030,000	1,761,025
Rice Energy, Inc.:
6.25% 5/1/22	8,265,000	7,371,388
7.25% 5/1/23 (a)	3,540,000	3,318,750
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 11/15/23 (a)	3,480,000	3,027,600
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (a)	3,995,000	3,520,594
5.75% 5/15/24	2,095,000	1,864,550
Sunoco LP / Sunoco Finance Corp. 5.5% 8/1/20 (a)	2,675,000	2,634,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.75% 3/15/24 (a)	2,580,000	2,463,900
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,925,000	4,204,719
TerraForm Power Operating LLC:
5.875% 2/1/23 (a)	3,135,000	2,766,638
6.125% 6/15/25 (a)	395,000	341,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	855,000	840,038
6.25% 10/15/22 (a)	840,000	819,000
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,980,000	1,965,150

TOTAL ENERGY		121,521,517

Environmental - 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	6,380,000	6,619,250
Food & Drug Retail - 0.8%
SUPERVALU, Inc.:
6.75% 6/1/21	5,410,000	5,247,700
7.75% 11/15/22	1,405,000	1,405,000
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (a)	2,005,000	2,005,000

TOTAL FOOD & DRUG RETAIL		8,657,700

Food/Beverage/Tobacco - 4.7%
ESAL GmbH 6.25% 2/5/23 (a)	16,470,000	15,152,400
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	4,705,000	4,893,200
JBS Investments GmbH:
7.25% 4/3/24 (a)	3,425,000	3,292,281
7.75% 10/28/20 (a)	5,720,000	5,863,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,080,000	993,600
5.875% 7/15/24 (a)	2,765,000	2,592,188
8.25% 2/1/20 (a)	3,830,000	3,992,775
Minerva Luxembourg SA 7.75% 1/31/23 (a)	11,175,000	9,778,125
Vector Group Ltd. 7.75% 2/15/21	7,035,000	7,438,633

TOTAL FOOD/BEVERAGE/TOBACCO		53,996,202

Gaming - 3.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,865,000	2,241,863
Eldorado Resorts, Inc. 7% 8/1/23 (a)	1,950,000	1,915,875
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (a)	990,000	994,950
MCE Finance Ltd. 5% 2/15/21 (a)	6,920,000	6,089,600
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	2,490,000	2,365,500
Scientific Games Corp.:
6.625% 5/15/21	13,500,000	9,720,000
7% 1/1/22 (a)	2,780,000	2,738,300
10% 12/1/22	4,020,000	3,507,450
Wynn Macau Ltd. 5.25% 10/15/21 (a)	8,515,000	7,392,084

TOTAL GAMING		36,965,622

Healthcare - 4.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	655,000	627,163
AVINTIV Specialty Materials, Inc. 6.875% 6/1/19	1,520,000	1,612,112
Endo Finance LLC 5.375% 1/15/23 (a)	1,425,000	1,369,781
HealthSouth Corp.:
5.125% 3/15/23	815,000	784,438
5.75% 11/1/24	1,020,000	1,007,250
5.75% 11/1/24 (a)	800,000	790,000
5.75% 9/15/25 (a)	4,655,000	4,515,350
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	885,000	887,213
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	1,230,000	1,196,175
Kindred Escrow Corp. II:
8% 1/15/20 (a)	1,825,000	1,934,500
8.75% 1/15/23 (a)	1,825,000	1,977,844
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.5% 4/15/25 (a)	610,000	543,663
5.625% 10/15/23 (a)	2,580,000	2,347,800
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,415,000	5,645,138
Tenet Healthcare Corp.:
5% 3/1/19	2,265,000	2,191,388
6.75% 6/15/23	2,360,000	2,342,300
8.125% 4/1/22	13,760,000	14,625,504
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (a)	1,945,000	1,858,691

TOTAL HEALTHCARE		46,256,310

Homebuilders/Real Estate - 2.1%
CBRE Group, Inc. 5% 3/15/23	3,997,000	4,017,597
Communications Sales & Leasing, Inc. 8.25% 10/15/23	1,365,000	1,167,075
Howard Hughes Corp. 6.875% 10/1/21 (a)	2,870,000	2,915,633
Meritage Homes Corp. 6% 6/1/25	1,775,000	1,783,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	3,670,000	3,651,650
5.875% 4/15/23 (a)	1,395,000	1,395,000
TRI Pointe Homes, Inc.:
4.375% 6/15/19	990,000	970,200
5.875% 6/15/24	725,000	710,500
William Lyon Homes, Inc.:
5.75% 4/15/19	2,370,000	2,381,850
7% 8/15/22	4,243,000	4,359,683
7% 8/15/22 (a)	620,000	637,050

TOTAL HOMEBUILDERS/REAL ESTATE		23,990,113

Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (a)	3,430,000	3,284,225
Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (a)	6,110,000	4,704,700
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	3,790,000	3,581,550
Speedway Motorsports, Inc. 5.125% 2/1/23	2,930,000	2,871,400

TOTAL LEISURE		11,157,650

Metals/Mining - 3.3%
CONSOL Energy, Inc.:
5.875% 4/15/22	8,505,000	5,719,613
8% 4/1/23 (a)	2,535,000	1,811,004
First Quantum Minerals Ltd.:
6.75% 2/15/20 (a)	6,985,000	4,679,950
7.25% 5/15/22 (a)	3,450,000	2,139,000
Lundin Mining Corp.:
7.5% 11/1/20 (a)	3,700,000	3,579,750
7.875% 11/1/22 (a)	3,430,000	3,292,800
Murray Energy Corp. 11.25% 4/15/21 (a)	7,260,000	3,811,500
New Gold, Inc. 6.25% 11/15/22 (a)	7,295,000	6,109,563
Peabody Energy Corp.:
6.25% 11/15/21	4,140,000	848,700
7.875% 11/1/26	1,008,000	206,640
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (a)	1,650,000	1,410,750
8.25% 1/15/21 (a)	1,515,000	1,249,875
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	2,845,000	2,688,525

TOTAL METALS/MINING		37,547,670

Paper - 1.1%
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	10,832,000	10,953,860
Xerium Technologies, Inc. 8.875% 6/15/18	1,570,000	1,593,550

TOTAL PAPER		12,547,410

Publishing/Printing - 1.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)	2,670,000	2,916,975
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(c)	7,085,000	7,049,575
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	2,086,800
7% 2/15/22	1,100,000	1,067,000

TOTAL PUBLISHING/PRINTING		13,120,350

Services - 4.0%
Abengoa Greenfield SA 6.5% 10/1/19 (a)	2,160,000	810,000
APX Group, Inc.:
6.375% 12/1/19	14,920,000	14,323,200
8.75% 12/1/20	11,335,000	9,578,075
Audatex North America, Inc.:
6% 6/15/21 (a)	5,355,000	5,365,656
6.125% 11/1/23 (a)	1,790,000	1,798,950
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	2,370,000	2,275,200
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	2,460,000	2,195,550
Garda World Security Corp.:
7.25% 11/15/21 (a)	3,715,000	3,389,938
7.25% 11/15/21 (a)	2,200,000	2,007,500
IHS, Inc. 5% 11/1/22	3,020,000	2,902,975
United Rentals North America, Inc. 5.5% 7/15/25	995,000	930,325

TOTAL SERVICES		45,577,369

Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (a)	2,105,000	1,431,400
Steel Dynamics, Inc. 5.125% 10/1/21	3,915,000	3,709,463

TOTAL STEEL		5,140,863

Super Retail - 2.1%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	6,275,000	6,345,594
JC Penney Corp., Inc.:
5.65% 6/1/20	13,474,000	12,126,600
7.4% 4/1/37	4,040,000	3,110,800
8.125% 10/1/19	1,885,000	1,885,000

TOTAL SUPER RETAIL		23,467,994

Technology - 4.2%
ADT Corp.:
4.125% 6/15/23	1,305,000	1,174,500
6.25% 10/15/21	3,545,000	3,655,781
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	2,680,000	2,673,300
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,030,000	2,908,800
Emdeon, Inc. 6% 2/15/21 (a)	1,040,000	1,004,900
Global Cash Access, Inc. 10% 1/15/22 (a)	3,480,000	3,236,400
Italics Merger Sub, Inc. 7.125% 7/15/23 (a)	2,530,000	2,416,150
Lucent Technologies, Inc.:
6.45% 3/15/29	11,995,000	11,875,050
6.5% 1/15/28	3,265,000	3,265,000
Micron Technology, Inc.:
5.25% 8/1/23 (a)	3,045,000	2,800,791
5.25% 1/15/24 (a)	2,030,000	1,862,525
5.625% 1/15/26 (a)	2,030,000	1,827,000
5.875% 2/15/22	555,000	547,369
Nuance Communications, Inc. 5.375% 8/15/20 (a)	6,043,000	6,027,893
Sensata Technologies BV 5% 10/1/25 (a)	2,140,000	2,008,925
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (a)	1,005,000	1,022,588

TOTAL TECHNOLOGY		48,306,972

Telecommunications - 11.5%
Altice Financing SA:
6.5% 1/15/22 (a)	685,000	661,374
6.625% 2/15/23 (a)	2,595,000	2,496,066
Altice Finco SA:
7.625% 2/15/25 (a)	5,555,000	5,180,038
9.875% 12/15/20 (a)	5,890,000	6,302,300
Altice SA:
7.625% 2/15/25 (a)	4,110,000	3,629,644
7.75% 5/15/22 (a)	9,520,000	8,663,200
Columbus International, Inc. 7.375% 3/30/21 (a)	12,640,000	13,082,400
Digicel Group Ltd.:
6% 4/15/21 (a)	9,955,000	9,083,938
7% 2/15/20 (a)	295,000	291,313
7.125% 4/1/22 (a)	5,405,000	4,661,813
8.25% 9/30/20 (a)	7,465,000	6,905,125
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	8,905,000	8,437,488
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	2,205,000	2,293,200
GCI, Inc. 6.875% 4/15/25	2,825,000	2,839,125
Intelsat Jackson Holdings SA 5.5% 8/1/23	1,405,000	1,159,125
Intelsat Luxembourg SA 7.75% 6/1/21	2,565,000	1,692,900
Level 3 Financing, Inc.:
5.125% 5/1/23 (a)	3,040,000	2,907,000
5.375% 5/1/25 (a)	1,015,000	963,611
Millicom International Cellular SA 6% 3/15/25 (a)	5,450,000	4,918,625
Neptune Finco Corp.:
6.625% 10/15/25 (a)(b)	1,160,000	1,165,800
10.125% 1/15/23 (a)(b)	2,200,000	2,224,750
10.875% 10/15/25 (a)(b)	2,200,000	2,222,000
Numericable Group SA:
4.875% 5/15/19 (a)	1,970,000	1,905,975
6% 5/15/22 (a)	4,540,000	4,375,425
Sable International Finance Ltd. 6.875% 8/1/22 (a)	820,000	826,150
Sprint Capital Corp.:
6.875% 11/15/28	13,020,000	9,341,850
8.75% 3/15/32	12,255,000	9,528,263
Sprint Corp.:
7.625% 2/15/25	5,110,000	3,957,056
7.875% 9/15/23	2,370,000	1,918,219
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,540,000	2,451,100
6.625% 4/1/23	2,890,000	2,861,100
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	1,880,000	1,861,200

TOTAL TELECOMMUNICATIONS		130,807,173

Transportation Ex Air/Rail - 1.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,600,000	5,180,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	10,285,000	8,279,425
8.125% 2/15/19	3,195,000	2,332,350
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,575,000	1,417,500
OPE KAG Finance Sub, Inc. 7.875% 7/31/23(a)	3,975,000	4,034,625

TOTAL TRANSPORTATION EX AIR/RAIL		21,243,900

Utilities - 6.3%
Calpine Corp.:
5.375% 1/15/23	3,160,000	2,946,700
5.75% 1/15/25	1,580,000	1,477,300
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	9,560,000	9,512,200
Dynegy, Inc.:
6.75% 11/1/19	5,425,000	5,438,563
7.375% 11/1/22	8,420,000	8,493,675
7.625% 11/1/24	10,185,000	10,210,463
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (a)	2,355,000	2,196,038
NRG Energy, Inc.:
6.25% 7/15/22	2,310,000	2,102,100
6.25% 5/1/24	10,120,000	8,930,900
NSG Holdings II, LLC 7.75% 12/15/25 (a)	12,700,238	13,938,512
PPL Energy Supply LLC 6.5% 6/1/25 (a)	1,105,000	950,300
RJS Power Holdings LLC 5.125% 7/15/19 (a)	6,165,000	5,610,150

TOTAL UTILITIES		71,806,901

TOTAL NONCONVERTIBLE BONDS
(Cost $1,002,445,031)		923,045,232

Commercial Mortgage Securities - 0.0%
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (Cost $0)(c)	2,049	2,046
	Shares	Value

Common Stocks - 0.0%
Telecommunications - 0.0%
CUI Acquisition Corp. Class E,
(Cost $1,273,881)	1	136,007
	Principal Amount	Value

Bank Loan Obligations - 8.0%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	1,747,875	1,724,471
Broadcasting - 0.5%
Clear Channel Communications, Inc. Tranche D, term loan 6.9436% 1/30/19 (c)	6,645,000	5,498,738
Building Materials - 1.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 9/25/22 (d)	3,250,000	3,240,510
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)	4,217,369	4,108,435
Tranche 2LN, term loan 7.75% 4/1/22 (c)	625,000	611,331
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)	3,345,000	3,257,194

TOTAL BUILDING MATERIALS		11,217,470

Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 9/25/22 (d)	3,435,000	3,412,673
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	1,330,332	1,320,913
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	1,150,918	1,142,770

TOTAL CABLE/SATELLITE TV		5,876,356

Containers - 0.4%
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)	4,655,037	4,614,305
Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (c)	1,575,000	1,488,375
Tranche B 1LN, term loan 4.75% 11/15/21 (c)	398,000	379,425
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)	1,571,554	1,553,874

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,421,674

Energy - 0.5%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)	3,865,000	3,174,131
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (c)	2,483,650	2,202,178

TOTAL ENERGY		5,376,309

Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 1.5% 9/18/22 (c)	2,560,000	2,558,899
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	2,742,631	2,396,374
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)	239,400	238,802
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	809,189	800,595
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (c)	3,697,063	3,645,636

TOTAL GAMING		7,081,407

Healthcare - 0.3%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)	1,261,838	1,245,673
Pharmedium Healthcare Corp. Tranche 2LN, term loan 7.75% 1/28/22 (c)	2,140,000	2,107,900

TOTAL HEALTHCARE		3,353,573

Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	320,938	302,082
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)	3,223,800	3,186,178
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	4,440,900	4,007,912
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	3,666,424	2,749,818
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (c)	1,578,666	1,547,092
Tranche DD, term loan 4.0032% 11/8/20 (c)	599,004	587,024
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	4,849,380	3,976,491
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	1,605,550	1,543,335

TOTAL SERVICES		14,411,672

Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	173,250	172,446
6% 5/22/18 (c)	5,936,029	5,895,249

TOTAL SUPER RETAIL		6,067,695

Technology - 0.7%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)	250,000	247,813
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (c)	4,428,900	4,404,010
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	828,486	800,699
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)	1,915,000	1,947,325
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 7/31/23 (d)	135,000	134,325
Tranche B 1LN, term loan 7/31/22 (d)	135,000	133,988

TOTAL TECHNOLOGY		7,668,160

Telecommunications - 0.3%
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (c)	3,396,314	3,328,388
Utilities - 0.5%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)	801,822	664,510
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	5,650,000	5,339,250

TOTAL UTILITIES		6,003,760

TOTAL BANK LOAN OBLIGATIONS
(Cost $96,757,155)		91,691,137

Preferred Securities - 7.4%
Banks & Thrifts - 6.1%
BAC Capital Trust XIV 4% (c)(e)	1,165,000	896,209
Bank of America Corp.:
6.1% (c)(e)	3,060,000	2,990,679
6.25% (c)(e)	1,550,000	1,522,045
6.5% (c)(e)	3,025,000	3,171,994
Barclays Bank PLC 7.625% 11/21/22	15,315,000	17,584,395
Barclays PLC:
6.625% (c)(e)	3,905,000	3,748,511
8.25% (c)(e)	2,900,000	3,031,003
BNP Paribas SA 7.375% (a)(c)(e)	2,955,000	2,998,934
Credit Agricole SA 6.625% (a)(c)(e)	11,580,000	11,148,136
Deutsche Bank AG 7.5% (c)(e)	5,800,000	5,708,034
Goldman Sachs Group, Inc. 5.375% (c)(e)	3,045,000	3,046,324
JPMorgan Chase & Co.:
5.3% (c)(e)	3,040,000	3,058,247
6% (c)(e)	2,890,000	2,873,587
6.75% (c)(e)	1,825,000	1,920,701
Royal Bank of Scotland Group PLC:
7.5% (c)(e)	1,770,000	1,766,488
8% (c)(e)	885,000	891,832
Societe Generale 8% (a)(c)(e)	2,910,000	2,867,629

TOTAL BANKS & THRIFTS		69,224,748

Diversified Financial Services - 1.3%
American Express Co. 4.9% (c)(e)	1,755,000	1,689,809
Citigroup, Inc.:
5.875% (c)(e)	4,065,000	3,996,487
5.95% (c)(e)	1,775,000	1,764,948
6.3% (c)(e)	6,770,000	6,674,856

TOTAL DIVERSIFIED FINANCIAL SERVICES		14,126,100

TOTAL PREFERRED SECURITIES
(Cost $82,710,927)		83,350,848
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.18%(f)
(Cost $26,863,124)	26,863,124	26,863,124
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $1,210,050,118)		1,125,088,394
NET OTHER ASSETS (LIABILITIES) - 1.2%		13,741,035
NET ASSETS - 100%		$1,138,829,429

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $542,882,557 or 47.7% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,746

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$136,007	$--	$--	$136,007
Corporate Bonds	923,045,232	--	923,045,232	--
Commercial Mortgage Securities	2,046	--	2,046	--
Bank Loan Obligations	91,691,137	--	91,691,137	--
Preferred Securities	83,350,848	--	83,350,848	--
Money Market Funds	26,863,124	26,863,124	--	--
Total Investments in Securities:	$1,125,088,394	$26,863,124	$1,098,089,263	$136,007

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,207,519,018. Net unrealized depreciation aggregated $82,430,624, of which $12,175,539 related to appreciated investment securities and $94,606,163 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund

’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:

/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015